Long-term debt, current and non-current, textuals 4 (Details)											6 Months Ended
	May 21, 2021 USD ($)	May 20, 2021 USD ($)	May 22, 2020 USD ($)	Jun. 27, 2019 USD ($)	Mar. 14, 2019 USD ($)	Jan. 04, 2017 USD ($)	Nov. 19, 2015 USD ($)	Oct. 06, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 30, 2015 USD ($)	Jun. 30, 2021 USD ($) installment
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis											LIBOR plus margin
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 91,000,000									$ 50,160,000
Debt Instrument, Number of installments | installment											24
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 994,000
Debt Instrument, Balloon Payment											$ 26,310,000
Debt Instrument, Maturity Date											May 20, 2026
Debt Instrument, Description of Variable Rate Basis		LIBOR									LIBOR
Loan Margin Percentage											2.00%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Term loan facility
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 52,885,000
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member] | Term loan facility
Debt Instrument [Line Items]
Debt Instrument, Maturity Date											Jun. 30, 2024
Debt Instrument, Description of Variable Rate Basis											LIBOR
Loan Margin Percentage											2.25%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member] | Term loan facility
Debt Instrument [Line Items]
Debt Instrument, Maturity Date											Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis											LIBOR
Loan Margin Percentage											2.40%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 25,000,000
Debt Instrument, Number of installments | installment											20
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal		$ 3,390,000		$ 800,000
Debt Instrument, Balloon Payment		$ 23,200,000									$ 9,000,000
Debt Instrument, Description of Variable Rate Basis											LIBOR
Loan Margin Percentage		2.15%									2.25%
Danish Ship FInance A/S [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt									$ 30,000,000
Debt Instrument, Number of installments | installment											28
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 500,000
Debt Instrument, Balloon Payment											$ 16,000,000
Debt Instrument, Maturity Date											Apr. 30, 2022
Debt Instrument, Description of Variable Rate Basis											LIBOR
Loan Margin Percentage											2.15%
ING Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis											LIBOR
Loan Margin Percentage											1.65%
ING Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 27,950,000
Debt Instrument, Number of installments | installment											28
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 466,000
Debt Instrument, Balloon Payment											$ 14,907,000
Debt Instrument, Maturity Date											Nov. 19, 2022
ING Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 11,733,000
Debt Instrument, Number of installments | installment											28
Debt Instrument, Periodic Payment, Principal											$ 293,000
Debt Instrument, Balloon Payment											$ 3,520,000
Debt Instrument, Maturity Date											Oct. 06, 2022
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 57,240,000
Debt Instrument, Number of installments | installment											60
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 954,000
Debt Instrument, Description of Variable Rate Basis											LIBOR
Loan Margin Percentage											2.30%
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 19,000,000
Debt Instrument, Number of installments | installment											20
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 477,300
Debt Instrument, Balloon Payment											$ 9,454,000
Debt Instrument, Maturity Date											Mar. 14, 2024
Debt Instrument, Description of Variable Rate Basis											LIBOR
Loan Margin Percentage											2.40%